Long-term debt (Details Textual) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2007
Long-term debt (Textual) [Abstract]
Principal amount	€ 600.0	€ 600.0
Payment date of Eurobond interest	June 13
Due date of redemption Eurobond	Jun. 13, 2017
Redemption price of notes	100.00%
Year of maturity	2017
Interest rate principal amount of Eurobond	5.75%